Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill during the years ended December 31, are as follows:

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2021	(Note 26.5)	differences	2021	(Note 26.5)	differences	2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
U.S. Silicon Metal cash generating unit	17,230	—	—	17,230	—	—	17,230
U.S. Silicon Based Alloys cash generating unit	12,472	—	—	12,472	—	—	12,472
Total	29,702	—	—	29,702	—	—	29,702

Schedule of key assumptions used in the determination of recoverable value

	2022	2021	2020
	U.S.	U.S.	U.S.
Weighted average cost of capital (pre-tax)	14.6%	13.2%	10.3%
Long-term growth rate	2.0%	2.3%	2.0%
Normalized tax rate	21.0%	21.0%	21.0%